Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2013
Financial Instruments [Abstract]
Notional Amounts Of Derivative Instruments Outstanding
The notional amounts of derivative instruments outstanding at August 31, 2013 and 2012, were as follows (in millions):

	2013	2012
Derivatives designated as hedges:
Interest rate swaps	$1,000	$1,800
Forward interest rate swaps	-	1,000

Fair Value and Balance Sheet Presentation of Derivative Instruments
The fair value and balance sheet presentation of derivative instruments at August 31, 2013, were as follows (in millions):

Location in Consolidated Balance Sheets		2013	2012
Asset derivatives designated as hedges:
Interest rate swaps	Other current assets	$-	$24
Forward interest rate swaps	Other non-current assets	-	-
Interest rate swaps	Other non-current assets	1	39

Schedule of Derivative Assets at Fair Value
The Company reports its warrants at fair value.  See Note 11 for additional fair value measurement disclosures.  The fair value and balance sheet presentation of derivative instruments not designated as hedges at August 31, 2013, was as follows (In millions):

	Location in Consolidated Balance Sheets	August 31, 2013
Asset derivatives not designated as hedges:
Warrants	Other non-current assets	$ 188